STOCK-BASED COMPENSATION (Detail Textuals) - USD ($)	1 Months Ended		12 Months Ended
	Jul. 31, 2009	Nov. 30, 2007	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2014	Jun. 30, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares acquired
RRP expense						$ 10,280
Directors and employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized			63,749
Vesting percentage			20.00%
Value of stock issued for shares acquired	$ 126,558	$ 323,068
Number of shares acquired	6,408	9,502
Share price	$ 19.25	$ 34.00
Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage			100.00%
Award vesting rights			Stock awards for 3,670 shares to the directors vested 50% on January 1, 2008 and the remaining 50% vested on January 1, 2009.
Key Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			5 years
Expiration period			10 years
Award vesting rights			Stock awards for 5,832 shares to key employees vest at 20% per year over five years beginning July 1, 2008.
Director One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights			Stock awards for 2,000 shares to the directors vested 50% on July 1, 2009 and the remaining 50% vested on July 1, 2011.
Key Employees One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights			Stock awards for 4,408 shares to key employees vest at 20% per year over five years beginning July 1, 2009.